Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,476,000
Previously Paid Amount	0.00
Total Fee Amount	1,722.94
Total Offset Amount	0.00
Net Fee	1,722.94
Narrative - Max Aggregate Offering Price	$ 12,476,000
Final Prospectus	true